Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Held-to-maturity, fair value	$ 38,950	$ 42,643
Common stock, par value	$ 6.25	$ 6.25
Common stock, authorized shares	9,000,000	9,000,000
Common stock, shares issued	2,980,602	2,980,602
Common stock, shares outstanding	2,739,405	2,736,634
Treasury stock, at cost	241,197	243,968